Legg Mason & Co., LLC
100 Light Street
Baltimore, MD  21202
410 o 539 o 0000



                                                     August 3, 2007


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

         Re:      Legg Mason Charles Street Trust, Inc.
                  1933 Act File No. 333-44423
                  1940 Act File No. 811-8611

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Prospectus and Statement of Additional Information with respect to Legg Mason Charles Street Trust, Inc., do not differ from those filed in Post-Effective Amendment No. 17, which was filed electronically on July 27, 2007.

                                                     Very truly yours,

                                                     /s/ Richard M. Wachterman

                                                     Richard M. Wachterman
                                                     Associate General Counsel

RMW:jar